Shareholder Report	12 Months Ended
Apr. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Pacer Funds Trust
Entity Central Index Key	0001616668
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Pacer Cash Cows Fund of Funds ETF
Shareholder Report [Line Items]
Fund Name	Pacer Cash Cows Fund of Funds ETF
Class Name	Pacer Cash Cows Fund of Funds ETF
Trading Symbol	HERD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pacer Cash Cows Fund of Funds ETF for the period of May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Cash Cows Fund of Funds ETF	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
WHAT FACTORS INFLUENCED PERFORMANCE
The Pacer Cash Cows Fund of Funds ETF (HERD) derives its performance from the collective free cash flow strengths and sector allocations of its underlying Cash Cows ETFs, which target high-quality, cash-generative companies. Its returns are also influenced by macroeconomic conditions, market sentiment, and liquidity dynamics across the broad equity markets.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/03/2019)
Pacer Cash Cows Fund of Funds ETF NAV	0.29	14.78	9.03
Pacer Cash Cows Fund of Funds Index	0.73	15.26	9.57
MSCI World Index**	12.16	13.95	10.75
FTSE Developed ex US All Cap Net Total Return Index	12.09	11.30	7.19

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information. Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 82,917,679
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 137,509
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$82,917,679	Portfolio Turnover	6%
Number of Holdings	6	30-Day SEC Yield	2.36%
Net Advisory Fee	$137,509	30-Day SEC Yield Unsubsidized	2.36%

Holdings [Text Block]

Security Type	(%)
Affiliated Exchange Traded Funds	100.0%

Top 10 Holdings	(%)
Pacer US Cash Cows Growth ETF	20.5%
Pacer Developed Markets International Cash Cows 100 ETF	20.5%
Pacer Global Cash Cows Dividend ETF	20.4%
Pacer US Cash Cows 100 ETF	19.4%
Pacer US Small Cap Cash Cows ETF	19.2%
Mount Vernon Liquid Assets Portfolio, LLC	2.7%

Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF
Shareholder Report [Line Items]
Fund Name	Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF
Class Name	Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF
Trading Symbol	SZNE
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF for the period of May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF	$58	0.60%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
WHAT FACTORS INFLUENCED PERFORMANCE
The Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF (SZNE) rotates sector exposure based on historical seasonal trends, shifting between defensive sectors in summer and growth sectors in winter. Its performance depends on the timing of these rotations, sector conditions, and overall market trends.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/23/2018)
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF NAV	-6.81	7.51	6.06
CFRA - Stovall Equal Weight Seasonal Rotation Total Return Index	-6.20	8.22	6.91
S&P 500 TR	12.10	15.61	12.50

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information. Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 20,615,078
Holdings Count | $ / shares	99
Advisory Fees Paid, Amount	$ 197,718
Investment Company Portfolio Turnover	190.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$20,615,078	Portfolio Turnover	190%
Number of Holdings	99	30-Day SEC Yield	1.01%
Net Advisory Fee	$197,718	30-Day SEC Yield Unsubsidized	1.01%

Holdings [Text Block]

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	8.8%
Dollar Tree, Inc.	1.6%
Dollar General Corp.	1.6%
Monster Beverage Corp.	1.4%
Walmart, Inc.	1.4%
Philip Morris International, Inc.	1.4%
Bunge Global SA	1.4%
Costco Wholesale Corp.	1.4%
Kroger Co.	1.4%
Keurig Dr Pepper, Inc.	1.4%

Top Sectors**	(%)
Health Care	49.5%
Consumer Staples	49.4%
Cash & Other	1.1%
[1]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Data & Infrastructure Real Estate ETF
Shareholder Report [Line Items]
Fund Name	Pacer Data & Infrastructure Real Estate ETF
Class Name	Pacer Data & Infrastructure Real Estate ETF
Trading Symbol	SRVR
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pacer Data & Infrastructure Real Estate ETF for the period of May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Data & Infrastructure Real Estate ETF	$60	0.55%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
WHAT FACTORS INFLUENCED PERFORMANCE
The Pacer Data & Infrastructure Real Estate ETF (SRVR) invests in companies focused on data centers and communication infrastructure. Its performance is driven by demand for data storage, technological advances, interest rates, and real estate market risks.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/15/2018)
Pacer Data & Infrastructure Real Estate ETF NAV	19.05	0.53	5.45
Solactive GPR Data & Infrastructure Real Estate Index	20.06	3.15	7.83
S&P 500 TR	12.10	15.61	12.76
FTSE NAREIT All Equity REITS Total Return Index	16.27	7.28	6.55

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information. Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 432,583,133
Holdings Count | $ / shares	21
Advisory Fees Paid, Amount	$ 2,398,266
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$432,583,133	Portfolio Turnover	40%
Number of Holdings	21	30-Day SEC Yield	2.49%
Net Advisory Fee	$2,398,266	30-Day SEC Yield Unsubsidized	2.45%

Holdings [Text Block]

Top 10 Issuers	(%)
Digital Realty Trust, Inc.	16.2%
American Tower Corp.	16.0%
Equinix, Inc.	15.4%
Mount Vernon Liquid Assets Portfolio, LLC	5.7%
Cellnex Telecom SA	5.2%
Infrastrutture Wireless Italiane SpA	5.2%
SBA Communications Corp.	5.0%
Iron Mountain, Inc.	4.7%
Crown Castle, Inc.	4.6%
China Tower Corp. Ltd.	4.2%

Top Sectors**	(%)
Real Estate	67.2%
Communication Services	21.4%
Information Technology	9.4%
Financials	1.9%
Cash & Other	0.1%
[2]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Data and Digital Revolution ETF
Shareholder Report [Line Items]
Fund Name	Pacer Data and Digital Revolution ETF
Class Name	Pacer Data and Digital Revolution ETF
Trading Symbol	TRFK
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pacer Data and Digital Revolution ETF for the period of May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Data and Digital Revolution ETF	$65	0.60%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
WHAT FACTORS INFLUENCED PERFORMANCE
The Pacer Data and Digital Revolution ETF (TRFK) invests in companies focused on data transmission, storage, and technology. Its performance is driven by technological advances, demand for data services, regulatory changes, and economic conditions.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/08/2022)
Pacer Data and Digital Revolution ETF NAV	15.90	23.63
Pacer Data Transmission and Communication Revolution TR Index	16.62	24.44
S&P 500 (TR)	12.10	12.72
S&P GLOBAL 1200 (TR)	12.42	11.80

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information. Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 54,487,874
Holdings Count | $ / shares	76
Advisory Fees Paid, Amount	$ 273,845
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$54,487,874	Portfolio Turnover	36%
Number of Holdings	76	30-Day SEC Yield	0.24%
Net Advisory Fee	$273,845	30-Day SEC Yield Unsubsidized	0.24%

Holdings [Text Block]

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	16.9%
Broadcom, Inc.	9.7%
Oracle Corp.	9.5%
NVIDIA Corp.	9.2%
Cisco Systems, Inc.	6.4%
Palo Alto Networks, Inc.	4.9%
Advanced Micro Devices, Inc.	4.4%
Crowdstrike Holdings, Inc.	4.2%
MicroStrategy, Inc.	3.8%
Arista Networks, Inc.	3.7%

Top Sectors**,†	(%)
Information Technology	92.2%
Industrials	7.8%
Cash & Other	0.0%
[3],[4]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Developed Markets International Cash Cows 100 ETF
Shareholder Report [Line Items]
Fund Name	Pacer Developed Markets International Cash Cows 100 ETF
Class Name	Pacer Developed Markets International Cash Cows 100 ETF
Trading Symbol	ICOW
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pacer Developed Markets International Cash Cows 100 ETF for the period of May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Developed Markets International Cash Cows 100 ETF	$67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
WHAT FACTORS INFLUENCED PERFORMANCE
The Pacer Developed Markets International Cash Cows 100 ETF (ICOW) invests in high free cash flow companies from developed markets outside the U.S. Its performance is influenced by sector exposure, currency fluctuations, and regional economic conditions, with diversification and cash flow focus helping to manage risk and enhance stability.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (06/16/2017)
Pacer Developed Markets International Cash Cows 100 ETF NAV	5.53	12.79	6.43
Pacer Developed Market International Cash Cows 100 Index	6.29	13.79	7.41
MSCI World Index**	12.16	13.95	10.29
FTSE All World Developed Excluding United States Index	8.80	8.52	3.68

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information. Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 1,050,032,545
Holdings Count | $ / shares	101
Advisory Fees Paid, Amount	$ 8,239,472
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$1,050,032,545	Portfolio Turnover	79%
Number of Holdings	101	30-Day SEC Yield	3.51%
Net Advisory Fee	$8,239,472	30-Day SEC Yield Unsubsidized	3.51%

Holdings [Text Block]

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	3.8%
Vinci SA	2.5%
Sony Group Corp.	2.4%
British American Tobacco PLC	2.2%
Deutsche Post AG	2.1%
Telefonica SA	2.1%
Mitsubishi Corp.	2.1%
Deutsche Telekom AG	2.1%
Bayer AG	2.0%
Vodafone Group PLC	2.0%

Top Sectors**	(%)
Industrials	20.8%
Energy	18.5%
Consumer Discretionary	13.4%
Consumer Staples	10.9%
Communication Services	10.6%
Materials	10.0%
Information Technology	8.0%
Health Care	4.2%
Utilities	2.9%
Cash & Other	0.7%

Top Ten Countries	(%)
Japan	22.3%
France	14.0%
United Kingdom	13.9%
Germany	10.1%
Canada	5.6%
South Korea	5.2%
Netherlands	4.4%
United States	3.9%
Australia	3.4%
Cash & Other	17.2%
[5]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Emerging Markets Cash Cows 100 ETF
Shareholder Report [Line Items]
Fund Name	Pacer Emerging Markets Cash Cows 100 ETF
Class Name	Pacer Emerging Markets Cash Cows 100 ETF
Trading Symbol	ECOW
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pacer Emerging Markets Cash Cows 100 ETF for the period of May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Emerging Markets Cash Cows 100 ETF	$72	0.70%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
WHAT FACTORS INFLUENCED PERFORMANCE
The Pacer Emerging Markets Cash Cows 100 ETF (ECOW) invests in high free cash flow companies across emerging markets. Its performance is influenced by sector exposure, regional economic conditions, and currency fluctuations, with its cash flow focus helping to manage risk and enhance resilience.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/02/2019)
Pacer Emerging Markets Cash Cows 100 ETF NAV	7.07	7.16	2.74
Pacer Emerging Market Cash Cow 100 Index	8.90	9.47	4.89
MSCI World Index**	12.16	13.95	10.89
FTSE Emerging Markets Net Total Return Index	11.37	7.62	4.09

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information. Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 80,749,008
Holdings Count | $ / shares	111
Advisory Fees Paid, Amount	$ 689,171
Investment Company Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$80,749,008	Portfolio Turnover	94%
Number of Holdings	111	30-Day SEC Yield	4.64%
Net Advisory Fee	$689,171	30-Day SEC Yield Unsubsidized	4.64%

Holdings [Text Block]

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	8.3%
CEZ AS	2.5%
JBS S/A	2.4%
China Hongqiao Group Ltd.	2.4%
NetEase, Inc.	2.3%
America Movil SAB de CV	2.3%
Ambev SA - ADR	2.2%
Li Auto, Inc.	2.2%
Tenaga Nasional Bhd	2.1%
MediaTek, Inc.	2.1%

Top Sectors**	(%)
Communication Services	18.2%
Consumer Staples	13.9%
Industrials	13.4%
Consumer Discretionary	12.4%
Utilities	11.9%
Materials	11.8%
Energy	10.1%
Information Technology	6.8%
Health Care	0.8%
Cash & Other	0.7%

Top Ten Countries	(%)
China	23.6%
Brazil	19.8%
Taiwan	12.5%
Mexico	9.2%
United States	8.3%
Thailand	6.3%
Indonesia	4.8%
Turkey	4.8%
South Africa	4.1%
Cash & Other	6.6%
[6]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Global Cash Cows Dividend ETF
Shareholder Report [Line Items]
Fund Name	Pacer Global Cash Cows Dividend ETF
Class Name	Pacer Global Cash Cows Dividend ETF
Trading Symbol	GCOW
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pacer Global Cash Cows Dividend ETF for the period of May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Global Cash Cows Dividend ETF	$64	0.60%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
WHAT FACTORS INFLUENCED PERFORMANCE
The Pacer Global Cash Cows Dividend ETF’s performance is influenced by the free cash flow and dividend yields of its global holdings, as well as sector allocations across energy, healthcare, and consumer staples. Additionally, global economic conditions like interest rates, inflation, and currency fluctuations impact the fund’s returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (02/22/2016)
Pacer Global Cash Cows Dividend ETF NAV	12.14	13.46	8.61
Pacer Global Cash Cows Dividend Index	13.05	14.46	9.58
MSCI World Index**	12.16	13.95	11.63
MSCI World Value Net Total Return Index	10.98	12.76	8.91

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information. Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 2,189,516,124
Holdings Count | $ / shares	101
Advisory Fees Paid, Amount	$ 12,058,839
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$2,189,516,124	Portfolio Turnover	49%
Number of Holdings	101	30-Day SEC Yield	4.23%
Net Advisory Fee	$12,058,839	30-Day SEC Yield Unsubsidized	4.23%

Holdings [Text Block]

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	11.3%
Philip Morris International, Inc.	2.5%
Engie SA	2.4%
Nestle SA	2.3%
AT&T, Inc.	2.2%
Gilead Sciences, Inc.	2.2%
British American Tobacco PLC	2.2%
Sanofi SA	2.2%
Roche Holding AG	2.1%
Novartis AG	2.1%

Top Sectors**	(%)
Energy	19.0%
Health Care	17.9%
Consumer Staples	16.7%
Industrials	12.3%
Communication Services	10.7%
Consumer Discretionary	8.5%
Materials	8.0%
Utilities	5.2%
Information Technology	0.7%
Cash & Other	1.0%

Top Ten Countries	(%)
United States	35.5%
France	11.8%
United Kingdom	11.5%
Japan	11.0%
Switzerland	8.0%
Germany	5.3%
Australia	4.5%
Hong Kong	4.4%
Netherlands	3.9%
Cash & Other	4.1%
[7]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Industrial Real Estate ETF
Shareholder Report [Line Items]
Fund Name	Pacer Industrial Real Estate ETF
Class Name	Pacer Industrial Real Estate ETF
Trading Symbol	INDS
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pacer Industrial Real Estate ETF for the period of May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Industrial Real Estate ETF	$56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
WHAT FACTORS INFLUENCED PERFORMANCE
The Pacer Industrial Real Estate ETF (INDS) focuses on companies in industrial real estate such as warehouses and storage facilities. Its performance is influenced by sector supply and demand, interest rates, economic conditions, and risks related to property values and market liquidity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/14/2018)
Pacer Industrial Real Estate ETF NAV	4.05	6.23	8.07
Solactive GPR Industrial Real Estate Index	4.72	8.40	8.70
S&P 500 TR**	12.10	15.61	12.64
FTSE NAREIT All Equity REITS Total Return Index	16.27	7.28	6.30

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information. Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 138,282,607
Holdings Count | $ / shares	30
Advisory Fees Paid, Amount	$ 1,002,975
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$138,282,607	Portfolio Turnover	22%
Number of Holdings	30	30-Day SEC Yield	3.91%
Net Advisory Fee	$1,002,975	30-Day SEC Yield Unsubsidized	3.86%

Holdings [Text Block]

Top 10 Issuers	(%)
Extra Space Storage, Inc.	15.5%
Public Storage	15.5%
Prologis, Inc.	14.0%
Mount Vernon Liquid Assets Portfolio, LLC	8.3%
Segro PLC	4.6%
WP Carey, Inc.	4.6%
CubeSmart	4.5%
EastGroup Properties, Inc.	4.1%
Rexford Industrial Realty, Inc.	3.7%
First Industrial Realty Trust, Inc.	3.1%

Top Sectors**	(%)
Real Estate	99.5%
Cash & Other	0.5%
[8]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Industrials and Logistics ETF
Shareholder Report [Line Items]
Fund Name	Pacer Industrials and Logistics ETF
Class Name	Pacer Industrials and Logistics ETF
Trading Symbol	SHPP
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pacer Industrials and Logistics ETF for the period of May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Industrials and Logistics ETF	$60	0.60%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
WHAT FACTORS INFLUENCED PERFORMANCE
The Pacer Industrials and Logistics ETF (SHPP) invests in companies involved in transportation and supply chain infrastructure. Its performance is influenced by demand for goods, fuel costs, labor expenses, and global trade conditions.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/08/2022)
Pacer Industrials and Logistics ETF NAV	-0.62	3.34
S&P GLOBAL 1200 (TR)	12.42	11.80
S&P 500 TR	12.10	12.72
Pacer Global Supply Chain Infrastructure Total Return Index	0.49	4.14

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information. Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 1,021,546
Holdings Count | $ / shares	99
Advisory Fees Paid, Amount	$ 6,483
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$1,021,546	Portfolio Turnover	37%
Number of Holdings	99	30-Day SEC Yield	2.11%
Net Advisory Fee	$6,483	30-Day SEC Yield Unsubsidized	2.11%

Holdings [Text Block]

Top 10 Issuers	(%)
SAP SE	10.9%
ABB Ltd.	10.1%
Union Pacific Corp.	9.5%
United Parcel Service, Inc.	7.3%
Canadian Pacific Kansas City Ltd.	7.0%
Canadian National Railway Co.	3.9%
CSX Corp.	3.5%
Deutsche Post AG	3.3%
DSV AS	3.3%
Norfolk Southern Corp.	3.3%

Top Sectors**	(%)
Industrials	86.0%
Information Technology	12.9%
Energy	0.7%
Cash & Other	0.4%
[9]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Lunt Large Cap Alternator ETF
Shareholder Report [Line Items]
Fund Name	Pacer Lunt Large Cap Alternator ETF
Class Name	Pacer Lunt Large Cap Alternator ETF
Trading Symbol	ALTL
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pacer Lunt Large Cap Alternator ETF for the period of May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Lunt Large Cap Alternator ETF	$60	0.60%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
WHAT FACTORS INFLUENCED PERFORMANCE
The Pacer Lunt Large Cap Alternator ETF (ALTL) alternates monthly between high-beta and low-volatility large cap stocks based on a relative strength signal, with performance shaped by its timing and accuracy in switching regimes. Sector exposures, momentum-driven weighting, and broader market conditions—especially volatility and economic cycles—also play key roles in influencing returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/24/2020)
Pacer Lunt Large Cap Alternator ETF NAV	1.42	9.19
Lunt Capital US Large Cap Equity Rotation Total Return Index	2.12	10.06
S&P 500 TR	12.10	14.95

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information. Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 129,167,550
Holdings Count | $ / shares	101
Advisory Fees Paid, Amount	$ 1,187,662
Investment Company Portfolio Turnover	246.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$129,167,550	Portfolio Turnover	246%
Number of Holdings	101	30-Day SEC Yield	1.71%
Net Advisory Fee	$1,187,662	30-Day SEC Yield Unsubsidized	1.71%

Holdings [Text Block]

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	4.6%
Coca-Cola Co.	1.4%
Berkshire Hathaway, Inc. - Class B	1.4%
Republic Services, Inc.	1.3%
Marsh & McLennan Cos., Inc.	1.3%
Atmos Energy Corp.	1.2%
Consolidated Edison, Inc.	1.2%
FirstEnergy Corp.	1.2%
CME Group, Inc.	1.2%
Evergy, Inc.	1.2%

Top Sectors**	(%)
Financials	20.1%
Utilities	17.6%
Industrials	16.8%
Consumer Staples	13.4%
Health Care	7.7%
Real Estate	6.6%
Consumer Discretionary	5.0%
Information Technology	4.6%
Materials	4.5%
Cash & Other	3.7%
[10]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Lunt Large Cap Multi-Factor Alternator ETF
Shareholder Report [Line Items]
Fund Name	Pacer Lunt Large Cap Multi-Factor Alternator ETF
Class Name	Pacer Lunt Large Cap Multi-Factor Alternator ETF
Trading Symbol	PALC
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pacer Lunt Large Cap Multi-Factor Alternator ETF for the period of May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Lunt Large Cap Multi-Factor Alternator ETF	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
WHAT FACTORS INFLUENCED PERFORMANCE
The Pacer Lunt Large Cap Multi Factor Alternator ETF (PALC) dynamically rotates monthly among value, momentum, quality, and volatility factor exposures—selecting two of the eight (high and low variants) based on relative strength—to capitalize on prevailing factor trends. Its performance is shaped by the timing and accuracy of these rotations, resulting sector exposures, and macroeconomic conditions like market volatility and economic cycles that drive factor effectiveness.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/24/2020)
Pacer Lunt Large Cap Multi-Factor Alternator ETF NAV	6.48	15.53
Lunt Capital US Large Cap Multi-Factor Rotation Index	7.24	16.45
S&P 500 TR	12.10	14.95

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information. Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 290,112,697
Holdings Count | $ / shares	183
Advisory Fees Paid, Amount	$ 2,041,870
Investment Company Portfolio Turnover	493.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$290,112,697	Portfolio Turnover	493%
Number of Holdings	183	30-Day SEC Yield	1.90%
Net Advisory Fee	$2,041,870	30-Day SEC Yield Unsubsidized	1.90%

Holdings [Text Block]

Top 10 Issuers	(%)
Berkshire Hathaway, Inc.	3.7%
Exxon Mobil Corp.	2.9%
Mount Vernon Liquid Assets Portfolio, LLC	2.4%
Chevron Corp.	2.4%
Bank of America Corp.	2.2%
Wells Fargo & Co.	2.2%
Verizon Communications, Inc.	2.1%
CVS Health Corp.	1.8%
AT&T, Inc.	1.8%
Chubb Ltd.	1.6%

Top Sectors**	(%)
Financials	27.2%
Health Care	11.8%
Utilities	10.0%
Consumer Staples	9.8%
Industrials	9.7%
Energy	8.4%
Communication Services	6.5%
Consumer Discretionary	6.2%
Real Estate	3.7%
Cash & Other	6.7%
[11]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Lunt MidCap Multi-Factor Alternator ETF
Shareholder Report [Line Items]
Fund Name	Pacer Lunt MidCap Multi-Factor Alternator ETF
Class Name	Pacer Lunt MidCap Multi-Factor Alternator ETF
Trading Symbol	PAMC
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pacer Lunt MidCap Multi-Factor Alternator ETF for the period of May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Lunt MidCap Multi-Factor Alternator ETF	$59	0.60%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
WHAT FACTORS INFLUENCED PERFORMANCE
The Pacer Lunt MidCap Multi Factor Alternator ETF (PAMC) rotates monthly between factor exposures—momentum, quality, value, and volatility—by selecting two of the eight factor styles from the S&P MidCap 400 based on relative strength signals. Its performance depends on the timing and accuracy of these factor rotations, sector composition resulting from those factor exposures, and broader market conditions—especially volatility and economic cycles—that influence factor performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/24/2020)
Pacer Lunt MidCap Multi-Factor Alternator ETF NAV	-3.79	12.66
Lunt Capital US MidCap Multi-Factor Rotation Index	-3.39	13.55
S&P MidCap 400®	1.19	12.54
S&P Composite 1500 TR	11.12	14.72

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information. Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 63,456,863
Holdings Count | $ / shares	150
Advisory Fees Paid, Amount	$ 391,050
Investment Company Portfolio Turnover	475.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$63,456,863	Portfolio Turnover	475%
Number of Holdings	150	30-Day SEC Yield	2.35%
Net Advisory Fee	$391,050	30-Day SEC Yield Unsubsidized	2.35%

Holdings [Text Block]

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	25.4%
Unum Group	2.4%
Performance Food Group Co.	2.1%
Reinsurance Group of America, Inc.	1.9%
Old Republic International Corp.	1.7%
RenaissanceRe Holdings Ltd.	1.7%
Tenet Healthcare Corp.	1.6%
United States Steel Corp.	1.5%
TD SYNNEX Corp.	1.4%
Ovintiv, Inc.	1.3%

Top Sectors**	(%)
Financials	27.3%
Real Estate	14.8%
Consumer Discretionary	11.9%
Utilities	10.4%
Industrials	8.6%
Energy	7.5%
Materials	5.8%
Consumer Staples	4.8%
Health Care	4.3%
Cash & Other	4.6%
[12]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer MSCI World Industry Advantage ETF
Shareholder Report [Line Items]
Fund Name	Pacer MSCI World Industry Advantage ETF
Class Name	Pacer MSCI World Industry Advantage ETF
Trading Symbol	GLBL
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pacer MSCI World Industry Advantage ETF for the period of September 16, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer MSCI World Industry Advantage ETF	$40	0.65%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
WHAT FACTORS INFLUENCED PERFORMANCE
The Pacer MSCI World Industry Advantage ETF (GLBL) invests in companies with industry strengths across developed markets. Its performance is influenced by sector dynamics, regulatory changes, currency fluctuations, and global trade conditions.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (09/16/2024)
Pacer MSCI World Industry Advantage ETF NAV	0.73
MSCI World Index	1.23

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information. Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 808,241
Holdings Count | $ / shares	363
Advisory Fees Paid, Amount	$ 3,374
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$808,241	Portfolio Turnover	33%
Number of Holdings	363	30-Day SEC Yield	0.63%
Net Advisory Fee	$3,374	30-Day SEC Yield Unsubsidized	0.63%

Holdings [Text Block]

Top Holdings	(%)
Mount Vernon Liquid Assets Portfolio, LLC	11.5%
Microsoft Corp.	5.3%
Apple, Inc.	4.8%
Amazon.com, Inc.	4.5%
NVIDIA Corp.	4.3%
Meta Platforms, Inc. - Class A	3.9%
Alphabet, Inc. - Class A	3.0%
Broadcom, Inc.	2.8%
Alphabet, Inc. - Class C	2.6%
Berkshire Hathaway, Inc. - Class B	2.3%

Top Sectors**	(%)
Information Technology	34.0%
Financials	15.8%
Communication Services	13.7%
Consumer Discretionary	13.5%
Health Care	8.9%
Consumer Staples	5.1%
Real Estate	3.9%
Industrials	2.6%
Energy	1.2%
Cash & Other	1.3%
[13]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF
Shareholder Report [Line Items]
Fund Name	Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF
Class Name	Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF
Trading Symbol	QQQG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF for the period of August 19, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF	$34	0.49%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
WHAT FACTORS INFLUENCED PERFORMANCE
The Pacer Nasdaq-100 Top 50 Cash Cows Growth Leaders ETF (QQQG) invests in Nasdaq-100 companies with strong free cash flow margins and price momentum. Its performance is influenced by tech sector concentration, market trends in high-growth stocks, and the financial strength of top-performing firms.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (08/19/2024)
Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders ETF NAV	-2.16
Pacer Nasdaq 100 Top 50 Cash Cows Growth Leaders Index Total Return Index	-1.97
S&P 500 TR	0.20
NASDAQ 100 Total Return Index	-0.49

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information. Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 3,655,565
Holdings Count | $ / shares	51
Advisory Fees Paid, Amount	$ 7,373
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$3,655,565	Portfolio Turnover	51%
Number of Holdings	51	30-Day SEC Yield	0.20%
Net Advisory Fee	$7,373	30-Day SEC Yield Unsubsidized	0.20%

Holdings [Text Block]

Top Holdings	(%)
Mount Vernon Liquid Assets Portfolio, LLC	15.1%
Palantir Technologies, Inc. - Class A	5.8%
Crowdstrike Holdings, Inc. - Class A	4.4%
Fortinet, Inc.	4.3%
Netflix, Inc.	4.1%
AppLovin Corp. - Class A	3.9%
Atlassian Corp. - Class A	3.2%
Gilead Sciences, Inc.	2.8%
Booking Holdings, Inc.	2.7%
Broadcom, Inc.	2.5%

Top Sectors**	(%)
Information Technology	61.1%
Communication Services	11.2%
Industrials	11.0%
Health Care	7.3%
Consumer Discretionary	6.4%
Consumer Staples	1.9%
Energy	1.1%
Cash & Other	0.0%
[14]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Nasdaq International Patent Leaders ETF
Shareholder Report [Line Items]
Fund Name	Pacer Nasdaq International Patent Leaders ETF
Class Name	Pacer Nasdaq International Patent Leaders ETF
Trading Symbol	PATN
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pacer Nasdaq International Patent Leaders ETF for the period of September 16, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Nasdaq International Patent Leaders ETF	$41	0.65%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
WHAT FACTORS INFLUENCED PERFORMANCE
The Pacer Nasdaq International Patent Leaders ETF (PATN) invests in non-U.S. companies with valuable patent portfolios. Its performance is influenced by intellectual property strength, sector and regional exposure, currency changes, and economic conditions.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (09/16/2024)
Pacer Nasdaq International Patent Leaders ETF NAV	5.45
MSCI World Index	4.72

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information. Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 9,721,638
Holdings Count | $ / shares	101
Advisory Fees Paid, Amount	$ 6,507
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$9,721,638	Portfolio Turnover	3%
Number of Holdings	101	30-Day SEC Yield	1.77%
Net Advisory Fee	$6,507	30-Day SEC Yield Unsubsidized	1.77%

Holdings [Text Block]

Top Holdings	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	8.6%
Tencent Holdings Ltd.	7.0%
SAP SE	4.6%
Toyota Motor Corp.	3.9%
Nestle SA	3.7%
ASML Holding NV	3.4%
Novartis AG	3.3%
L’Oreal SA	3.1%
Samsung Electronics Co. Ltd.	3.1%
Roche Holding AG	3.1%

Top Sectors**	(%)
Information Technology	33.3%
Industrials	16.8%
Health Care	14.9%
Consumer Discretionary	11.9%
Communication Services	9.4%
Consumer Staples	8.7%
Materials	3.6%
Financials	0.7%
Energy	0.5%
Cash & Other	0.2%

Top Ten Countries	(%)
Japan	26.9%
Switzerland	11.8%
Taiwan	11.0%
China	11.0%
Germany	10.4%
France	10.4%
South Korea	6.3%
Netherlands	5.6%
United Kingdom	5.5%
Cash & Other	1.1%
[15]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Pacific Asset Floating Rate High Income ETF
Shareholder Report [Line Items]
Fund Name	Pacer Pacific Asset Floating Rate High Income ETF
Class Name	Pacer Pacific Asset Floating Rate High Income ETF
Trading Symbol	FLRT
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pacer Pacific Asset Floating Rate High Income ETF for the period of May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Pacific Asset Floating Rate High Income ETF	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
WHAT FACTORS INFLUENCED PERFORMANCE
The Pacer Pacific Asset Floating Rate High Income ETF (FLRT) invests in senior secured floating-rate loans from below-investment-grade issuers. Its performance is influenced by interest rates, credit risk, sector exposure, and market liquidity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Pacer Pacific Asset Floating Rate High Income ETF NAV	5.67	6.66	4.19
Morningstar LSTA US Leveraged Loan 100 TR USD	6.97	7.13	4.60
S&P 500 TR	12.10	15.61	12.32
Bloomberg U.S. Aggregate Bond Index	8.02	-0.67	1.54

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information. Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 471,076,288
Holdings Count | $ / shares	201
Advisory Fees Paid, Amount	$ 2,402,137
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$471,076,288	Portfolio Turnover	65%
Number of Holdings	201	Average Credit Quality	AAA
Net Advisory Fee	$2,402,137	Effective Duration	2 yrs

Holdings [Text Block]

Top 10 Issuers	(%)
Neuberger Berman CLO Ltd.	3.7%
Magnetite CLO Ltd.	3.5%
United States Treasury Bill	3.4%
Mount Vernon Liquid Assets Portfolio, LLC	2.5%
Benefit Street Partners CLO Ltd.	1.8%
Elmwood CLO Ltd.	1.8%
Aimco CDO	1.7%
CIFC Funding Ltd.	1.5%
Caesars Entertainment, Inc.	1.4%
SeaWorld Parks & Entertainment, Inc.	1.4%

Top Sectors**	(%)
Collateralized Loan Obligations	29.6%
Industrials	20.3%
Consumer Discretionary	16.7%
Information Technology	6.4%
Materials	4.8%
Financials	4.7%
Energy	2.8%
Health Care	2.7%
Communication Services	1.5%
Cash & Other	10.5%
[16]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Trendpilot® 100 ETF
Shareholder Report [Line Items]
Fund Name	Pacer Trendpilot® 100 ETF
Class Name	Pacer Trendpilot® 100 ETF
Trading Symbol	PTNQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pacer Trendpilot® 100 ETF for the period of May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Trendpilot® 100 ETF	$66	0.65%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
WHAT FACTORS INFLUENCED PERFORMANCE
The performance of the Pacer Trendpilot® 100 ETF is primarily influenced by the performance of NASDAQ-100 components during favorable market conditions. In periods of market stress, shifts into 3-Month U.S. Treasury bills.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (06/11/2015)
Pacer Trendpilot® 100 ETF NAV	2.17	13.09	11.19
Pacer NASDAQ-100 Trendpilot® Index	2.75	13.80	11.85
S&P 500 TR	12.10	15.61	12.30
NASDAQ 100 Total Return Index	13.10	17.75	17.18

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information. Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 1,227,992,818
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 8,453,696
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$1,227,992,818	Portfolio Turnover	5%
Number of Holdings	5	30-Day SEC Yield	3.09%
Net Advisory Fee	$8,453,696	30-Day SEC Yield Unsubsidized	3.09%

Holdings [Text Block]

Top Issuers	(%)
United States Treasury Bill	98.2%

Top Sectors	(%)
Government	98.2%
Cash & Other	1.8%

Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Trendpilot® European Index ETF
Shareholder Report [Line Items]
Fund Name	Pacer Trendpilot® European Index ETF
Class Name	Pacer Trendpilot® European Index ETF
Trading Symbol	PTEU
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pacer Trendpilot® European Index ETF for the period of May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Trendpilot® European Index ETF	$67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
WHAT FACTORS INFLUENCED PERFORMANCE
The Pacer Trendpilot® European Index ETF (PTEU) shifts between European stocks and Treasury bills based on trend signals from the FTSE Eurozone Index. Its performance depends on the timing of these shifts, sector and geographic exposure, and overall market conditions.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/14/2015)
Pacer Trendpilot® European Index ETF NAV	5.94	3.91	2.15
Pacer Trendpilot® European Index	7.41	5.45	3.59
FTSE Eurozone Total Return Index	17.51	15.04	8.87
MSCI THE WORLD INDEX Net (USD)	12.16	13.95	10.86

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information. Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 30,458,598
Holdings Count | $ / shares	291
Advisory Fees Paid, Amount	$ 205,776
Investment Company Portfolio Turnover	153.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$30,458,598	Portfolio Turnover	153%
Number of Holdings	291	30-Day SEC Yield	3.06%
Net Advisory Fee	$205,776	30-Day SEC Yield Unsubsidized	3.06%

Holdings [Text Block]

Top 10 Issuers	(%)
SAP SE	4.9%
ASML Holding NV	3.9%
Siemens AG	2.6%
Allianz SE	2.4%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
Schneider Electric SE	1.9%
Sanofi SA	1.9%
Deutsche Telekom AG	1.8%
Air Liquide SA	1.8%
TOTAL SA	1.7%

Top Sectors**	(%)
Financials	24.3%
Industrials	18.5%
Information Technology	11.6%
Consumer Discretionary	11.2%
Health Care	6.8%
Utilities	6.4%
Consumer Staples	6.1%
Materials	4.7%
Communication Services	4.7%
Cash & Other	5.7%

Top Ten Countries	(%)
Germany	28.4%
France	28.3%
Netherlands	13.8%
Italy	9.1%
Spain	9.0%
Finland	2.9%
Belgium	2.5%
Ireland	0.9%
Greece	0.9%
Cash & Other	4.2%
[17]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Trendpilot® Fund of Funds ETF
Shareholder Report [Line Items]
Fund Name	Pacer Trendpilot® Fund of Funds ETF
Class Name	Pacer Trendpilot® Fund of Funds ETF
Trading Symbol	TRND
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pacer Trendpilot® Fund of Funds ETF for the period of May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Trendpilot® Fund of Funds ETF	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
WHAT FACTORS INFLUENCED PERFORMANCE
The Pacer Trendpilot® Fund of Funds ETF’s performance is influenced by broad market factors such as equity market trends, interest rate movements, and fixed income conditions. Its trend-following strategy uses signals from the S&P 500 to shift allocations between stocks, bonds, and Treasury bills, aiming to manage risk and optimize returns based on changing market environments.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/03/2019)
Pacer Trendpilot® Fund of Funds ETF NAV	3.96	7.11	4.93
Pacer Trendpilot® Fund of Funds Index	4.64	8.12	5.93
S&P GLOBAL 1200 (TR)	12.42	14.28	11.09
FTSE All-World Total Return Index	12.48	13.60	10.36

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information. Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 55,757,574
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 79,452
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$55,757,574	Portfolio Turnover	8%
Number of Holdings	6	30-Day SEC Yield	2.55%
Net Advisory Fee	$79,452	30-Day SEC Yield Unsubsidized	2.55%

Holdings [Text Block]

Security Type	(%)
Affiliated Exchange Traded Funds	99.9%
Cash & Other	0.1%

Top Holdings	(%)
Pacer Trendpilot® US Mid Cap ETF	20.9%
Pacer Trendpilot® US Bond ETF	20.9%
Pacer Trendpilot® US Large Cap ETF	19.6%
Pacer Trendpilot® 100 ETF	19.5%
Pacer Trendpilot® International ETF	19.0%
Mount Vernon Liquid Assets Portfolio, LLC	5.3%

Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Trendpilot® International ETF
Shareholder Report [Line Items]
Fund Name	Pacer Trendpilot® International ETF
Class Name	Pacer Trendpilot® International ETF
Trading Symbol	PTIN
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pacer Trendpilot® International ETF for the period of May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Trendpilot® International ETF	$65	0.65%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
WHAT FACTORS INFLUENCED PERFORMANCE
The Pacer Trendpilot® International ETF’s performance is driven by the strength of developed international equity markets and the trend-following model that shifts into 3-Month U.S. Treasury bills during downturns. Currency exchange rates, regional economic conditions, and U.S. interest rates also play key roles in influencing returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/02/2019)
Pacer Trendpilot® International ETF NAV	-0.26	4.88	3.16
Pacer Trendpilot® International Index	2.01	6.07	4.30
S&P Developed Ex-U.S. LargeCap (USD) TR	11.39	11.93	8.07
MSCI THE WORLD INDEX Net (USD)	12.16	13.95	10.89

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information. Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 147,748,453
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 960,254
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$147,748,453	Portfolio Turnover	74%
Number of Holdings	3	30-Day SEC Yield	2.91%
Net Advisory Fee	$960,254	30-Day SEC Yield Unsubsidized	2.91%

Holdings [Text Block]

Top Issuers**	(%)
United States Treasury Bill	97.6%
Constellation Software, Inc.	0.0%

Top Sectors**	(%)
Government	97.6
Warrants	0.0%
Cash & Other	2.4%
[18]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Trendpilot® US Bond ETF
Shareholder Report [Line Items]
Fund Name	Pacer Trendpilot® US Bond ETF
Class Name	Pacer Trendpilot® US Bond ETF
Trading Symbol	PTBD
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pacer Trendpilot® US Bond ETF for the period of May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Trendpilot® US Bond ETF	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
WHAT FACTORS INFLUENCED PERFORMANCE
The Pacer Trendpilot® US Bond ETF’s performance is influenced by interest rate changes, credit spreads, market liquidity, and key economic indicators like inflation and employment. These factors affect the fund’s trend strategy, which shifts between bonds and 3-Month U.S. Treasury bills to manage risk and capture returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/22/2019)
Pacer Trendpilot® US Bond ETF NAV	5.58	-0.07	0.69
Pacer Trendpilot® US Bond Index	6.48	1.62	2.24
iBoxx USD Liquid High Yield Total Return Index	9.16	5.73	3.84
Bloomberg U.S. Aggregate Bond Index	8.02	-0.67	0.34

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information. Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 161,501,090
Holdings Count | $ / shares	14
Advisory Fees Paid, Amount	$ 1,007,690
Investment Company Portfolio Turnover	431.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$161,501,090	Portfolio Turnover	431%
Number of Holdings	14	Average Credit Quality	AAA
Net Advisory Fee	$1,007,690	Effective Duration	2 yrs

Holdings [Text Block]

Top Issuers†	(%)
United States Treasury Note/Bond	98.6%
Chobani Holdco II LLC	0.0%

Top Sectors**,†	(%)
Government	98.6%
Consumer Staples	0.0%
Cash & Other	1.4%
[19],[20]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Trendpilot® US Large Cap ETF
Shareholder Report [Line Items]
Fund Name	Pacer Trendpilot® US Large Cap ETF
Class Name	Pacer Trendpilot® US Large Cap ETF
Trading Symbol	PTLC
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pacer Trendpilot® US Large Cap ETF for the period of May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Trendpilot® US Large Cap ETF	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
WHAT FACTORS INFLUENCED PERFORMANCE
The Pacer  Trendpilot® US Large Cap ETF (PTLC) adjusts exposure between stocks and Treasury bills based on trend signals from the S&P 500. Its performance depends on the timing of these shifts, sector concentration, and overall market conditions.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (06/11/2015)
Pacer Trendpilot® US Large Cap ETF NAV	6.94	13.61	7.99
Pacer Trendpilot® US Large Cap Index TR	7.59	14.30	8.64
S&P 500 TR	12.10	15.61	12.30

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information. Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 3,213,687,073
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 18,954,179
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$3,213,687,073	Portfolio Turnover	3%
Number of Holdings	4	30-Day SEC Yield	3.21%
Net Advisory Fee	$18,954,179	30-Day SEC Yield Unsubsidized	3.21%

Holdings [Text Block]

Top Issuers	(%)
United States Treasury Bill	98.8

Top Sectors	(%)
Government	98.8%
Cash & Other	1.2%

Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer Trendpilot® US Mid Cap ETF
Shareholder Report [Line Items]
Fund Name	Pacer Trendpilot® US Mid Cap ETF
Class Name	Pacer Trendpilot® US Mid Cap ETF
Trading Symbol	PTMC
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pacer Trendpilot® US Mid Cap ETF for the period of May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer Trendpilot® US Mid Cap ETF	$61	0.60%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
WHAT FACTORS INFLUENCED PERFORMANCE
The Pacer Trendpilot® US Mid Cap ETF (PTMC) shifts between mid-cap stocks and Treasury bills based on trend signals. Its performance is driven by the timing of these shifts, sector exposure, and overall market conditions.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (06/11/2015)
Pacer Trendpilot® US Mid Cap ETF NAV	3.30	5.00	4.20
Pacer Trendpilot® US Mid Cap Index	3.83	5.67	4.83
S&P MidCap 400 Total Return Index	1.19	13.34	8.15
S&P Composite 1500 TR	11.12	15.39	11.91

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information. Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 423,240,566
Holdings Count | $ / shares	1
Advisory Fees Paid, Amount	$ 2,530,329
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$423,240,566	Portfolio Turnover	14%
Number of Holdings	1	30-Day SEC Yield	3.62%
Net Advisory Fee	$2,530,329	30-Day SEC Yield Unsubsidized	3.62%

Holdings [Text Block]

Top Issuers	(%)
United States Treasury Bill	99.0%

Top Sectors	(%)
Cash & Other	100.0%

Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer US Cash Cows 100 ETF
Shareholder Report [Line Items]
Fund Name	Pacer US Cash Cows 100 ETF
Class Name	Pacer US Cash Cows 100 ETF
Trading Symbol	COWZ
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pacer US Cash Cows 100 ETF for the period of May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer US Cash Cows 100 ETF	$48	0.49%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
WHAT FACTORS INFLUENCED PERFORMANCE
The Pacer US Cash Cows 100 ETF’s performance is influenced by factors like high free cash flow yield of its holdings, sector concentration risks, market liquidity, and broader economic conditions such as inflation and interest rates. These elements affect how well the fund’s strategy performs across different market environments.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/16/2016)
Pacer US Cash Cows 100 ETF NAV	-3.52	17.88	11.38
S&P Composite 1500 TR	11.12	15.39	12.82
Russell 1000 Value Total Return	11.94	15.42	13.07

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information. Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 20,965,678,322
Holdings Count | $ / shares	101
Advisory Fees Paid, Amount	$ 119,347,209
Investment Company Portfolio Turnover	151.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$20,965,678,322	Portfolio Turnover	151%
Number of Holdings	101	30-Day SEC Yield	2.28%
Net Advisory Fee	$119,347,209	30-Day SEC Yield Unsubsidized	2.28%

Holdings [Text Block]

Top 10 Issuers	(%)
Booking Holdings, Inc.	2.4%
Uber Technologies, Inc.	2.3%
Altria Group, Inc.	2.2%
AT&T, Inc.	2.2%
Ford Motor Co.	2.2%
Marathon Petroleum Corp.	2.1%
ConocoPhillips	2.1%
Exxon Mobil Corp.	2.1%
Verizon Communications, Inc.	2.1%
HCA Healthcare, Inc.	2.1%

Top Sectors**	(%)
Health Care	16.9%
Energy	16.8%
Information Technology	16.8%
Consumer Discretionary	15.5%
Industrials	13.9%
Consumer Staples	8.2%
Communication Services	7.7%
Materials	3.2%
Utilities	0.8%
Cash & Other	0.2%
[21]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer US Cash Cows Growth ETF
Shareholder Report [Line Items]
Fund Name	Pacer US Cash Cows Growth ETF
Class Name	Pacer US Cash Cows Growth ETF
Trading Symbol	BUL
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pacer US Cash Cows Growth ETF for the period of May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer US Cash Cows Growth ETF	$63	0.60%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
WHAT FACTORS INFLUENCED PERFORMANCE
The Pacer US Cash Cows Growth ETF (BUL) invests in U.S. companies with high free cash flow margins, targeting strong, efficient growth firms. Its performance is influenced by sector exposure—especially to tech, consumer discretionary, and industrials.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/02/2019)
Pacer US Cash Cows Growth ETF NAV	10.41	15.11	11.20
Pacer US Cash Cows Growth TR	10.88	15.33	11.37
S&P 500 TR	12.10	15.61	13.20
S&P 900 Pure Growth (TR)	2.68	11.86	8.77

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information. Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 71,143,782
Holdings Count | $ / shares	51
Advisory Fees Paid, Amount	$ 395,929
Investment Company Portfolio Turnover	137.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$71,143,782	Portfolio Turnover	137%
Number of Holdings	51	30-Day SEC Yield	0.25%
Net Advisory Fee	$395,929	30-Day SEC Yield Unsubsidized	0.25%

Holdings [Text Block]

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	12.8%
Booking Holdings, Inc.	5.7%
Uber Technologies, Inc.	5.6%
Airbnb, Inc.	4.9%
International Business Machines Corp.	4.8%
salesforce.com, Inc.	4.8%
Caterpillar, Inc.	4.5%
Westinghouse Air Brake Technologies Corp.	4.1%
Delta Air Lines, Inc.	3.5%
GoDaddy, Inc.	3.4%

Top Sectors**	(%)
Industrials	35.8%
Consumer Discretionary	30.9%
Information Technology	16.6%
Health Care	9.1%
Utilities	2.8%
Materials	1.7%
Consumer Staples	1.7%
Energy	1.3%
Cash & Other	0.1%
[22]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer US Export Leaders ETF
Shareholder Report [Line Items]
Fund Name	Pacer US Export Leaders ETF
Class Name	Pacer US Export Leaders ETF
Trading Symbol	PEXL
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pacer US Export Leaders ETF for the period of May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer US Export Leaders ETF	$59	0.60%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
WHAT FACTORS INFLUENCED PERFORMANCE
The Pacer US Export Leaders ETF (PEXL) invests in U.S. companies with strong foreign sales and free cash flow growth. Its performance is influenced by global demand, currency fluctuations, geopolitical events, and sector exposure.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/23/2018)
Pacer US Export Leaders ETF NAV	-3.95	12.88	9.63
Pacer US Export Leaders ETF Total Return Index	-3.42	13.56	10.30
S&P 900 Index TR	11.46	15.49	12.17

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information. Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 40,520,671
Holdings Count | $ / shares	100
Advisory Fees Paid, Amount	$ 358,954
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$40,520,671	Portfolio Turnover	71%
Number of Holdings	100	30-Day SEC Yield	0.55%
Net Advisory Fee	$358,954	30-Day SEC Yield Unsubsidized	0.55%

Holdings [Text Block]

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	7.6%
Duolingo, Inc.	1.4%
Netflix, Inc.	1.3%
Amphenol Corp.	1.3%
Cadence Design System, Inc.	1.3%
Royal Gold, Inc.	1.2%
Mosaic Co.	1.2%
Booking Holdings, Inc.	1.2%
NewMarket Corp.	1.2%
Newmont Goldcorp Corp.	1.2%

Top Sectors**	(%)
Information Technology	38.3%
Consumer Discretionary	14.6%
Materials	11.9%
Industrials	10.3%
Health Care	9.2%
Energy	6.1%
Communication Services	5.2%
Consumer Staples	4.3%
Cash & Other	0.1%
[23]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer US Large Cap Cash Cows Growth Leaders ETF
Shareholder Report [Line Items]
Fund Name	Pacer US Large Cap Cash Cows Growth Leaders ETF
Class Name	Pacer US Large Cap Cash Cows Growth Leaders ETF
Trading Symbol	COWG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pacer US Large Cap Cash Cows Growth Leaders ETF for the period of May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer US Large Cap Cash Cows Growth Leaders ETF	$56	0.49%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
WHAT FACTORS INFLUENCED PERFORMANCE
Pacer US Large Cap Cash Cows Growth Leaders ETF (COWG) targets U.S. companies with high free cash flow margins, emphasizing operational efficiency and profitability. Its performance is influenced by sector allocations, particularly in technology, healthcare, and energy, as well as macroeconomic conditions affecting growth stocks.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/21/2022)
Pacer US Large Cap Cash Cows Growth Leaders ETF NAV	29.72	21.24
Pacer US Large Cap Cash Cows Growth Leaders TR	30.46	21.84
Russell 1000 Total Return	11.94	18.15
Russell 1000 Growth Total Return	14.41	25.52

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information. Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 1,440,420,695
Holdings Count | $ / shares	101
Advisory Fees Paid, Amount	$ 2,377,762
Investment Company Portfolio Turnover	108.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$1,440,420,695	Portfolio Turnover	108%
Number of Holdings	101	30-Day SEC Yield	0.39%
Net Advisory Fee	$2,377,762	30-Day SEC Yield Unsubsidized	0.39%

Holdings [Text Block]

Top 10 Issuers	(%)
Palantir Technologies, Inc.	5.3%
AppLovin Corp.	3.8%
Doximity, Inc.	2.9%
Ubiquiti, Inc.	2.9%
Astera Labs, Inc.	2.7%
Duolingo, Inc.	2.6%
Atlassian Corp.	2.6%
Texas Pacific Land Corp.	2.3%
Crowdstrike Holdings, Inc.	2.3%
Exelixis, Inc.	2.1%

Top Sectors**	(%)
Information Technology	55.6%
Health Care	14.5%
Consumer Discretionary	9.1%
Energy	5.8%
Communication Services	5.1%
Industrials	4.8%
Consumer Staples	2.4%
Materials	2.0%
Utilities	0.6%
Cash & Other	0.1%
[24]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer US Small Cap Cash Cows ETF
Shareholder Report [Line Items]
Fund Name	Pacer US Small Cap Cash Cows ETF
Class Name	Pacer US Small Cap Cash Cows ETF
Trading Symbol	CALF
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pacer US Small Cap Cash Cows ETF for the period of May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer US Small Cap Cash Cows ETF	$53	0.59%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
WHAT FACTORS INFLUENCED PERFORMANCE
The Pacer US Small Cap Cash Cows ETF’s performance is influenced by the free cash flow yield of its small-cap holdings, sector allocations, and market liquidity. Economic factors like interest rates and inflation also impact returns due to the sensitivity of small-cap stocks to these conditions.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (06/16/2017)
Pacer US Small Cap Cash Cows ETF NAV	-21.28	12.96	6.13
Pacer US Small Cap Cash Cows TR	-20.88	13.51	6.50
S&P SmallCap 600 TR	-1.93	11.42	6.33
S&P SmallCap 600 Value TR	-2.54	11.96	5.41

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information. Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 4,185,670,049
Holdings Count | $ / shares	201
Advisory Fees Paid, Amount	$ 48,256,741
Investment Company Portfolio Turnover	146.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$4,185,670,049	Portfolio Turnover	146%
Number of Holdings	201	30-Day SEC Yield	1.42%
Net Advisory Fee	$48,256,741	30-Day SEC Yield Unsubsidized	1.42%

Holdings [Text Block]

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	9.3%
CF Industries Holdings, Inc.	2.1%
WP Carey, Inc.	2.1%
EMCOR Group, Inc.	2.1%
Expedia Group, Inc.	2.0%
Flex Ltd.	2.0%
Gen Digital, Inc.	2.0%
Omnicom Group, Inc.	2.0%
United Airlines Holdings, Inc.	2.0%
Viatris, Inc.	1.9%

Top Sectors**	(%)
Consumer Discretionary	21.0%
Industrials	19.2%
Information Technology	17.4%
Energy	12.0%
Health Care	10.2%
Communication Services	8.3%
Materials	5.6%
Consumer Staples	3.6%
Real Estate	2.6%
Cash & Other	0.1%
[25]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer US Small Cap Cash Cows Growth Leaders ETF
Shareholder Report [Line Items]
Fund Name	Pacer US Small Cap Cash Cows Growth Leaders ETF
Class Name	Pacer US Small Cap Cash Cows Growth Leaders ETF
Trading Symbol	CAFG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pacer US Small Cap Cash Cows Growth Leaders ETF for the period of May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer US Small Cap Cash Cows Growth Leaders ETF	$59	0.59%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
WHAT FACTORS INFLUENCED PERFORMANCE
The Pacer US Small Cap Cash Cows Growth Leaders ETF (CAFG) invests in small-cap companies with high free cash flow margins and strong pricing momentum. Its performance is influenced by sector exposure, small-cap market volatility, and broader economic conditions like interest rates and liquidity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (05/01/2023)
Pacer US Small Cap Cash Cows Growth Leaders ETF NAV	0.94	7.40
Pacer US Small Cap Cash Cows Growth Leaders TR	1.65	8.16
S&P Composite 1500 TR	11.12	16.49
S&P SmallCap 600 Growth TR	-1.50	7.80

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information. Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 17,873,638
Holdings Count | $ / shares	101
Advisory Fees Paid, Amount	$ 98,050
Investment Company Portfolio Turnover	136.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$17,873,638	Portfolio Turnover	136%
Number of Holdings	101	30-Day SEC Yield	0.33%
Net Advisory Fee	$98,050	30-Day SEC Yield Unsubsidized	0.33%

Holdings [Text Block]

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	13.4%
Corcept Therapeutics, Inc.	4.2%
Pacira BioSciences, Inc.	3.2%
Liquidity Services, Inc.	2.9%
A10 Networks, Inc.	2.6%
InterDigital, Inc.	2.5%
Adtalem Global Education, Inc.	2.3%
Cal-Maine Foods, Inc.	2.0%
Proto Labs, Inc.	1.9%
TEGNA, Inc.	1.8%

Top Sectors**	(%)
Health Care	27.4%
Industrials	22.0%
Information Technology	22.0%
Consumer Discretionary	8.4%
Communication Services	6.8%
Consumer Staples	6.1%
Energy	4.4%
Materials	2.0%
Utilities	0.8%
Cash & Other	0.1%
[26]
Updated Prospectus Web Address	https://www.paceretfs.com/
Pacer WealthShield ETF
Shareholder Report [Line Items]
Fund Name	Pacer WealthShield ETF
Class Name	Pacer WealthShield ETF
Trading Symbol	PWS
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Pacer WealthShield ETF for the period of May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.paceretfs.com/. You can also request this information by contacting us at 877-337-0500.
Additional Information Phone Number	877-337-0500
Additional Information Website	https://www.paceretfs.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacer WealthShield ETF	$64	0.60%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
WHAT FACTORS INFLUENCED PERFORMANCE
The Pacer WealthShield ETF (PWS) adjusts exposure between U.S. equities and Treasury bonds based on market trends. Its performance is influenced by bond market strength, sector momentum, and overall market conditions, with lower volatility than the broader market.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/11/2017)
Pacer WealthShield ETF NAV	12.45	6.57	4.20
Pacer WealthShield TR	12.70	6.86	4.50
S&P 500 TR	12.10	15.61	12.39
S&P U.S. Treasury Bond 20+ Year Index	5.63	-9.27	-2.01

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.paceretfs.com/ for more recent performance information. Visit https://www.paceretfs.com/ for more recent performance information.
Net Assets	$ 26,185,405
Holdings Count | $ / shares	41
Advisory Fees Paid, Amount	$ 122,520
Investment Company Portfolio Turnover	514.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$26,185,405	Portfolio Turnover	514%
Number of Holdings	41	30-Day SEC Yield	3.57%
Net Advisory Fee	$122,520	30-Day SEC Yield Unsubsidized	3.57%

Holdings [Text Block]

Top Issuers	(%)
United States Treasury Note/Bond	98.5%
ABIOMED INC	0.0%

Top Sectors**	(%)
Government	98.5%
Cash & Other	1.5%
[27]
Updated Prospectus Web Address	https://www.paceretfs.com/

[1]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[2]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[3]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[4]
†	Amount represents less than 0.005.

[5]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[6]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[7]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[8]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[9]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[10]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[11]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[12]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[13]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[14]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[15]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[16]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[17]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[18]
**	Amount represents less than 0.005.

[19]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[20]
†	Amount represents less than 0.005.

[21]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[22]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[23]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[24]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[25]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[26]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[27]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.